UNITED STATES              OMB APPROVAL
                     SECURITIES AND EXCHANGE COMMISSION  OMB Number:3235-0456
                           Washington, D.C. 20549
                                                     Expires:   August 31,2000
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                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:          The Unified Funds
                                         431 N. Pennsylvania St.
                                         Indianapolis, IN 46204



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classed of securities of the issuer, check the box but do not list series or classes:


3.  Investment Company Act File Number:         811-8968

    Securities Act File Number:                  33-89078


4.(a). Last day of Fiscal year for which this Form is filed: September 30, 1998

4 (b). [ ] (Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                                                $ 200,010,828


     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:                                                   $ 183,442,493

     (iii)Aggregate Price of securities redeemed or Repurchased during any prior fiscal  year  Ending no earlier  than  October  11, 1995 That were not previously used to reduce Registration fees payable to the Commission:
                                                                                               $    3,619,680

(iv) Total available redemption credits [add items 5(ii) and 5 (iii):                          $  187,062,173

(v) Net sales - if item 5(i) is greater than item 5(iv)
      [Subtract item 5(iv) from item 5(i)]:                                                    $   12,948,655

(vi) Redemption credits available for use in future years
       -- if item 5(i) is less than item 5 (iv) [subtract item 5(iv) from item5(i)]:

(vii) Multiplier for determining registration fee (See
        instruction C.9):                                                                            x .000278

(vii) Registration fee due [multiply Item 5(v) by item
        5(vii)] (enter "0" if no fee is due):                                                        $    3600




6. Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here:__0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:__0___.


7.   Interest due -- If this Form is being filed more than 90 days after the end
     of the issuer's fiscal year ( see Instructions D:                     +$ 0

8.   Total of the amount of the  registration  fee due plus  interest  due [line
     5(vii) plus line 7]:                                                                           $     3600

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lock box depository:    December 18, 1998

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         Method of Delivery:

                         (x)  Wire Transfer
                         ( )  Mail or other means





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title) /s/ Carol J. Highsmith
                         Carol J. Highsmith, Secretary

Date December 21, 1998
  *Please print the name and title of the signing officer below the signature.